Retirement Benefit Schemes - Summary of Movements in Funded Scheme Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	£ 12,576
Fair value of scheme assets at 31 December	10,816	£ 12,576
Listed
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	747	1,264
Bonds	1,934	2,437
Other assets	558	215
Unlisted
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	957	1,060
Bonds	1,996	3,236
Other assets	4,624	4,364
Plan assets [member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	12,576	11,860
Differences on exchange	(116)	(124)
Settlements	(1,397)	(45)
Interest on scheme assets	231	296
Company contributions	74	103
Contributions by scheme members	3	3
Benefits paid	(681)	(711)
Actuarial losses/(gains)arising from changes in financial assumptions	126	1,194
Fair value of scheme assets at 31 December	10,816	12,576
Plan assets [member] | Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	12,403	11,682
Differences on exchange	(116)	(117)
Settlements	(1,397)	(45)
Interest on scheme assets	226	289
Company contributions	74	103
Contributions by scheme members	3	3
Benefits paid	(668)	(696)
Actuarial losses/(gains)arising from changes in financial assumptions	119	1,184
Fair value of scheme assets at 31 December	10,644	12,403
Plan assets [member] | Pension Schemes | Listed
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	741	1,259
Bonds	1,929	2,432
Other assets	543	202
Plan assets [member] | Pension Schemes | Unlisted
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	892	992
Bonds	1,924	3,163
Other assets	4,615	4,355
Plan assets [member] | Healthcare Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	173	178
Differences on exchange	0	(7)
Settlements	0	0
Interest on scheme assets	5	7
Company contributions	0	0
Contributions by scheme members	0	0
Benefits paid	(13)	(15)
Actuarial losses/(gains)arising from changes in financial assumptions	7	10
Fair value of scheme assets at 31 December	172	173
Plan assets [member] | Healthcare Schemes | Listed
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	6	5
Bonds	5	5
Other assets	15	13
Plan assets [member] | Healthcare Schemes | Unlisted
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	65	68
Bonds	72	73
Other assets	£ 9	£ 9